FAIR VALUE MEASUREMENT (Details 4) (Level 3, USD $)	12 Months Ended
Dec. 31, 2012
Interest-bearing deposits | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of liabilities as of the balance sheet date	$ 785,000,000
Interest-bearing deposits | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity Volatility	11.13%
Forward Price	0.6780
Commodity Correlation	(76.00%)
Commodity Volatility (as a percent)	5.00%
Interest-bearing deposits | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity Volatility	86.10%
Forward Price	1.8200
Commodity Correlation	95.00%
Commodity Volatility (as a percent)	148.00%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of liabilities as of the balance sheet date	841,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	0.33%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	4.91%
Short-term borrowings and long-term debt
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 93.38
Short-term borrowings and long-term debt | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of liabilities as of the balance sheet date	1,112,000,000
Short-term borrowings and long-term debt | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity Volatility	12.40%
Short-term borrowings and long-term debt | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity Volatility	185.20%
Short-term borrowings and long-term debt | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of liabilities as of the balance sheet date	649,000,000
Short-term borrowings and long-term debt | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity Forward	75.40%
Equity-Equity Correlation	1.00%
Equity-FX correlation	(80.50%)
Short-term borrowings and long-term debt | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity Forward	132.70%
Equity-Equity Correlation	99.90%
Equity-FX correlation	50.40%
Short-term borrowings and long-term debt | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of liabilities as of the balance sheet date	5,067,000,000
Short-term borrowings and long-term debt | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
Short-term borrowings and long-term debt | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 121.16
Federal funds sold and securities borrowed or purchased under agreements to resell | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	4,786,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.09%
Federal funds sold and securities borrowed or purchased under agreements to resell | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.50%
Loans
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 91.25
Loans | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	2,447,000,000
Loans | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
Loans | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 103.32
Loans | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	1,423,000,000
Loans | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	0.55%
Loans | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	6.0019%
Loans | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	888,000,000
Mortgage servicing rights | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	1,858,000,000
Mortgage servicing rights | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	0.00%
Prepayment period	2 years 1 month 28 days
Mortgage servicing rights | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	53.19%
Prepayment period	7 years 10 months 2 days
Interest rate contracts | Derivatives, assets | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	3,202,000,000
Interest rate contracts | Derivatives, assets | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	0.00%
Credit spread (as a percent)	0.00%
IR Volatility (as a percent)	0.09%
IR-IR Correlation	(98.00%)
Interest rate contracts | Derivatives, assets | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	15.00%
Credit spread (as a percent)	5.5027%
IR Volatility (as a percent)	100.00%
IR-IR Correlation	90.00%
Foreign exchange contracts | Derivatives, assets | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	1,542,000,000
Foreign exchange contracts | Derivatives, assets | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	0.00%
Foreign exchange (FX) volatility (as a Percent)	3.20%
IR-FX correlation	40.00%
Foreign exchange contracts | Derivatives, assets | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	3.76%
Foreign exchange (FX) volatility (as a Percent)	67.35%
IR-FX correlation	60.00%
Equity contracts | Derivatives, assets | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	4,669,000,000
Equity contracts | Derivatives, assets | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity Volatility	1.00%
Equity Forward	74.94%
Equity-Equity Correlation	1.00%
Equity contracts | Derivatives, assets | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity Volatility	185.20%
Equity Forward	132.70%
Equity-Equity Correlation	99.90%
Commodity contracts | Derivatives, assets | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	2,160,000,000
Commodity contracts | Derivatives, assets | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Forward Price	0.3745
Commodity Correlation	(77.00%)
Commodity Volatility (as a percent)	5.00%
Commodity contracts | Derivatives, assets | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Forward Price	1.8150
Commodity Correlation	95.00%
Commodity Volatility (as a percent)	148.00%
Credit derivatives | Derivatives, assets | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	3,886,000,000
Credit derivatives | Derivatives, assets | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	0.00%
Recovery rate (as a percent)	6.50%
Credit Correlation	5.00%
Upfront points	3.62
Credit derivatives | Derivatives, assets | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	22.36%
Recovery rate (as a percent)	78.00%
Credit Correlation	99.00%
Upfront points	100.00
Credit derivatives | Derivatives, assets | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	4,777,000,000
Credit derivatives | Derivatives, assets | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
Credit derivatives | Derivatives, assets | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 121.16
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross) | Derivatives | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Redemption Rate (as a percent)	30.79%
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross) | Derivatives | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Redemption Rate (as a percent)	99.50%
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross) | Derivatives | External model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 100.00
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross) | Derivatives | External model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 100.00
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross) | Derivatives, assets | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	461,000,000
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross) | Derivatives, assets | External model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	2,000,000,000
Structured debt securities with embedded derivatives | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 100
Mortgage-backed securities
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 86.02
Mortgage-backed securities | Trading and investment securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	4,402,000,000
Mortgage-backed securities | Trading and investment securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
Mortgage-backed securities | Trading and investment securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 135.00
Mortgage-backed securities | Trading and investment securities | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	1,148,000,000
Mortgage-backed securities | Trading and investment securities | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	0.00%
Prepayment period	2 years 1 month 28 days
Mortgage-backed securities | Trading and investment securities | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	25.84%
Prepayment period	7 years 10 months 2 days
Equity securities | Trading and investment securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	792,000,000
Equity securities | Trading and investment securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	9.00%
Equity securities | Trading and investment securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	10.00%
Equity securities | Trading and investment securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	147,000,000
Equity securities | Trading and investment securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
Prepayment period	3 years
Equity securities | Trading and investment securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 750.00
Prepayment period	3 years
Asset-backed securities
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 79.71
Asset-backed securities | Trading and investment securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	561,000,000
Asset-backed securities | Trading and investment securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Weighted Average Life (WAL)	4 months 2 days
Credit Correlation	15.00%
Asset-backed securities | Trading and investment securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Weighted Average Life (WAL)	16 years 25 days
Credit Correlation	90.00%
Asset-backed securities | Trading and investment securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	4,253,000,000
Asset-backed securities | Trading and investment securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
Asset-backed securities | Trading and investment securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 136.63
Asset-backed securities | Trading and investment securities | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	1,775,000,000
Asset-backed securities | Trading and investment securities | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	0.00%
Asset-backed securities | Trading and investment securities | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	27.00%
State and municipal, foreign government, corporate, and other debt securities
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 90.95
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	1,231,000,000
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	0.00%
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	30.00%
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	4,416,000,000
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 159.63
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	787,000,000
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	0.35%
State and municipal, foreign government, corporate, and other debt securities | Trading and investment securities | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread (as a percent)	3.00%
Non-marketable equity securities | Trading and investment securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	709,000,000
Non-marketable equity securities | Trading and investment securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Discount to price (as a percent)	0.00%
Non-marketable equity securities | Trading and investment securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Discount to price (as a percent)	75.00%
Non-marketable equity securities | Trading and investment securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	2,768,000,000
Non-marketable equity securities | Trading and investment securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Fund NAV	1.00
Non-marketable equity securities | Trading and investment securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Fund NAV	456,773,838
Non-marketable equity securities | Trading and investment securities | Comparables Analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	1,803,000,000
Non-marketable equity securities | Trading and investment securities | Comparables Analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples	4.70
Price-to-book ratio	0.77
Non-marketable equity securities | Trading and investment securities | Comparables Analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples	14.39
Price-to-book ratio	1.50
Securities sold, not yet purchased | Trading account liabilities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of liabilities as of the balance sheet date	75,000,000
Securities sold, not yet purchased | Trading account liabilities | Internal model
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of liabilities as of the balance sheet date	$ 265,000,000
Securities sold, not yet purchased | Trading account liabilities | Internal model | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0.00
Securities sold, not yet purchased | Trading account liabilities | Internal model | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 166.47
Fixed-income investments
Fair Value Inputs Assets Liabilities Quantitative Information
Price input for instrument valued at par	$ 100
Fixed-income investments | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 0
Fixed-income investments | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	$ 100